Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	[1]	Dec. 31, 2021 EUR (€) € / shares	[1]
Revenues	€ 48,834	$ 54,012	€ 52,241		€ 44,705
Operating expenses	(22,861)	(25,285)	(23,671)		(17,223)
Depreciation and amortization expenses	(16,012)	(17,710)	(15,580)		(14,641)
Gross profit	9,961	11,017	12,990		12,841
Project development costs	(4,465)	(4,938)	(3,784)		(2,508)
General and administrative expenses	(5,283)	(5,843)	(5,855)		(5,624)
Share of profits of equity accounted investee	4,320	4,778	1,206		117
Operating profit	4,533	5,014	4,557		4,826
Financing income	8,747	9,675	6,443		673
Financing income (expenses) in connection with derivatives and warrants, net	251	278	605		(841)
Financing expenses	(12,555)	(13,886)	(10,524)		(27,593)
Financing expenses, net	(3,557)	(3,933)	(3,476)		(27,761)
Profit (loss) before taxes on income	976	1,081	1,081		(22,935)
Tax benefit (Taxes on income)	1,436	1,588	(1,652)		2,536
Profit (loss) from continuing operations	2,412	2,669	(571)		(20,399)
Profit (loss) from discontinued operation (net of tax)	(1,787)	(1,976)	711		759
Profit (loss) for the year	625	693	140		(19,640)
Profit (loss) attributable to:
Owners of the Company	2,219	2,456	(357)		(15,090)
Non-controlling interests	(1,594)	(1,763)	497		(4,550)
Profit (loss) for the year	625	693	140		(19,640)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign operations	(7,949)	(8,792)	(7,829)		12,284
Effective portion of change in fair value of cash flow hedges	39,431	43,611	(65,542)	[2]	(35,097)	[2]
Net change in fair value of cash flow hedges transferred to profit or loss	9,794	10,833	38,080	[2]	18,315	[2]
Total other comprehensive income (loss)	41,276	45,652	(35,291)		(4,498)
Total other comprehensive income (loss) attributable to:
Owners of the Company	16,931	18,726	(19,920)		3,124
Non-controlling interests	24,345	26,926	(15,371)		(7,622)
Total other comprehensive income (loss)	41,276	45,652	(35,291)		(4,498)
Total comprehensive income (loss) for the year	41,901	46,345	(35,151)		(24,138)
Total comprehensive income (loss) for the year attributable to:
Owners of the Company	19,150	21,182	(20,277)		(11,966)
Non-controlling interests	22,751	25,163	(14,874)		(12,172)
Total comprehensive income (loss) for the year	€ 41,901	$ 46,345	€ (35,151)		€ (24,138)
Basic net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	€ 0.17	$ 0.19	€ (0.03)		€ (1.18)
Diluted net earning (loss) per share (in Euro per share and Dollars per share) | (per share)	0.17	0.19	(0.03)		(1.18)
Basic profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	0.31	0.34	(0.08)		(1.24)
Diluted profit (loss) per share from continuing operations (in Euro per share and Dollars per share) | (per share)	0.31	0.34	(0.08)		(1.24)
Basic profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	(0.14)	(0.15)	0.05		0.06
Diluted profit (loss) per share from discontinued operation (in Euro per share and Dollars per share) | (per share)	€ (0.14)	$ (0.15)	€ 0.05		€ 0.06

[1]	Reclassified due to discontinued operation - see Note 23.
[2]	Reclassified – see Note 2G.